Capital Leases - Schedule of Future Minimum Lease Payments with Present Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Operating And Capital Leases Future Minimum Payments Due [Line Items]
2013	$ 6,683
2014	5,096
2015	4,332
2016	1,944
2017	838
Thereafter	708
Total future minimum lease payments	19,601
Less: Imputed interest
Present value of future minimum lease payments	19,601
Less: Current portion	(6,684)	(6,083)
Net Present value of future minimum lease payments	$ 12,917	$ 12,629